Acqusitions of Trust and Investment Companies and Trust and Investment Management Accounts	12 Months Ended
Dec. 31, 2012
Business Combinations [Abstract]
Acqusitions of Trust and Investment Companies and Trust and Investment Management Accounts

(2) Acquisitions of Trust and Investment Companies and Trust and Investment Management Accounts

On November 30, 2011, the Company acquired a majority interest in WBI OBS Financial, LLC (WBI), a company formed to concurrently acquire OBS Holdings, Inc. (OBS). OBS, an Ohio-based company, provides brokerage and investment sub-advisory services to the Bank and several other financial institutions, primarily community banks and credit unions, and had approximately $900 million in managed assets. Under the terms of WBI's acquisition, it will pay the seller a total of $7 million, consisting of a $2.5 million payment in May 2012, a $3.5 million payment in November 2013, and $1 million cumulative quarterly non-maturity payments contingent upon net revenue improvements at OBS, all of which was included in Borrowings at December 31, 2011. Under the terms of the Company's purchase of WBI, in exchange for a 65% ownership interest, the Company paid WBI $2.3 million on November 30, 2011, and is to pay an additional $0.2 million. Additionally, the company funded the $2.5 million payment due May 31, 2012 for a total of $5.0 million. Future obligations of WBI will be shared pro-rata with other WBI investors. WBI investors have agreed to allocate up to 15% of the ownership structure to employees of OBS, subject to certain conditions. The results of WBI's consolidated operations are included in the Consolidated Statements of Income from the date of acquisition. In 2011, WBI reported an approximate $1.1 million loss, which was a result of merger-related legal and advisory expenses.

The acquisition resulted in the recording of certain intangible assets (customer list: $2.3 million and technology: $0.9 million), related deferred tax liabilities of $1.3 million, and goodwill of $6.8 million. In addition, a non-interest bearing note payable totaling $7.0 million was recorded along with a discount on the note of $0.2 million. The fair value of the non-controlling interest was estimated at $2.7 million. The customer list intangible is being amortized on an accelerated basis over twelve years and technology over five years. The note discount is being amortized over three years to interest expense.

The allocation of the purchase price was based on the fair value of assets acquired and liabilities assumed as of the acquisition date.  During 2012, the Company completed its comprehensive analysis of the fair value of assets acquired and liabilities assumed.  In addition to changes in those assets and liabilities, the revisions resulted in a reduction in goodwill of approximately $0.2 million.  The December 31, 2011 consolidated balance sheet has been adjusted to reflect the results of this analysis.

The following table presents a summary of the fair value of assets acquired and liabilities assumed (in thousands):

Consideration paid:
Cash to be paid to WBI	$5,000
Fair value of non-controlling interest	2,700
Total consideration	$7,700

Estimated recognized amounts of identifiable assets acquired:
Cash and equivalents	$525
Premises and equipment	61
Other assets	5,617
Customer list intangible	2,300
Technology	900
Due to seller, net of discount	(6,836)
Accrued expenses	(338)
Deferred tax liability	(1,280)
Total identifiable net assets	949

Goodwill:	$6,751

On September 29, 2006, the Bank acquired investment management accounts from another bank and assumed the successor trustee role for personal trusts. The market value of the underlying assets was approximately $66.6 million and was added to existing assets under administration. In connection with the acquisition, the Company recorded, at cost, a customer list intangible asset of approximately $1.4 million. The asset is being amortized on an accelerated basis over fifteen years. As a result of the Company's annual fair value estimation in 2011, an additional $50,000 amortization expense over expected amortization was recorded to reflect customer account attrition in excess of original estimates.

On January 2, 2008, the Company completed its acquisition of 100% of the voting shares of Genesee Valley Trust Company (GVT), a Rochester-based New York State chartered trust company. The acquisition of GVT provided the Company with additional trust and investment services income. The total cash purchase price approximated $18.8 million. A payment of $13.1 million was made at closing, and subsequent payments of $4.1 million, $1.3 million, and $0.3 million were made each January 2009, 2010, and 2011, respectively. The acquisition resulted in the recording of certain intangible assets (customer list: $6.9 million; trade name: $0.1 million) and goodwill, all of which totaled $8.8 million and substantially all of which was deductible for income tax purposes. In addition, a non-interest bearing note payable totaling $5.5 million was recorded along with a discount on the note of $0.5 million. The customer list intangible is being amortized on an accelerated basis over fifteen years, the trade name was amortized over three years. The note discount was amortized over three years to interest expense. As a result of the Company's annual fair value estimation in 2011, an additional $250,000 amortization expense over expected amortization was recorded to reflect customer account attrition in excess of original estimates.

On December 31, 2008, the Bank acquired from an investment management company, investment management accounts. The market value of the underlying assets was approximately $42.6 million and was added to existing assets under administration. An initial payment of $0.3 million was made at closing with subsequent payments of $0.2 million in December 2009 and $0.2 million in December 2010. The acquisition resulted in the recording of a customer list intangible asset of $0.7 million, substantially all of which was deductible for income tax purposes. The Company also recorded a non-interest bearing note totaling $0.3 million, which was paid as of December 31, 2010. The intangible asset is being amortized on an accelerated basis over fifteen years.

Acquisition-related identifiable intangible assets were comprised of the following at December 31, (in thousands):

	2012	2011
Gross carrying amounts
Customer list intangible from 2006	$1,420	1,420
Customer list intangible from GVT	6,870	6,870
Trade name from GVT	100	100
Customer list intangible from investment company	665	665
Customer list intangible from OBS	2,300	2,300
Technology intangible from OBS	900	900
Total	12,255	12,255
Less accumulated amortization	(6,022)	(4,518)

Intangible asset – net	$6,233	7,737

Amortization expense amounted to $1,504,000, $1,187,000, and $995,000 for the years ended December 31, 2012, 2011, and 2010, respectively. Amortization expense is projected over the next five years as follows: 2013: $1,241,000, 2014: $1,095,000; 2015: $991,000; 2016: $875,000 and 2017: $643,000.

Consideration paid:
Cash to be paid to WBI	$5,000
Fair value of non-controlling interest	2,700
Total consideration	$7,700

Estimated recognized amounts of identifiable assets acquired:
Cash and equivalents	$525
Premises and equipment	61
Other assets	5,617
Customer list intangible	2,300
Technology	900
Due to seller, net of discount	(6,836)
Accrued expenses	(338)
Deferred tax liability	(1,280)
Total identifiable net assets	949

Goodwill:	$6,751